Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV-Reinsurance
Schedule IV-Reinsurance

Union Security Life Insurance Company of New York
For the Year Ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,704,427	$170,494	$—	$1,533,933	—
Premiums:
Life insurance	$7,094	$1,337	$—	$5,757	—
Accident and health insurance	31,678	11,247	9,355	29,786	31.4%
Total earned premiums	$38,772	$12,584	$9,355	$35,543	26.3%
Benefits:
Life insurance	$8,621	$2,909	$—	$5,712	—
Accident and health insurance	39,538	22,656	9,620	26,502	36.3%
Total policyholder benefits	$48,159	$25,565	$9,620	$32,214	29.9%

Union Security Life Insurance Company of New York
For the Year Ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,975,303	$232,377	$—	$1,742,926	—
Premiums:
Life insurance	$9,979	$3,195	$—	$6,784	—
Accident and health insurance	35,072	11,942	8,727	31,857	27.4%
Total earned premiums	$45,051	$15,137	$8,727	$38,641	22.6%
Benefits:
Life insurance	$6,182	$3,868	$—	$2,314	—
Accident and health insurance	67,591	56,388	6,928	18,131	38.2%
Total policyholder benefits	$73,773	$60,256	$6,928	$20,445	33.9%

Union Security Life Insurance Company of New York
For the Year Ended December 31, 2009
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$2,592,928	$461,081	$—	$2,131,847	—
Premiums:
Life insurance	$11,785	$3,940	$—	$7,845	—
Accident and health insurance	43,102	17,409	9,303	34,996	26.6%
Total earned premiums	$54,887	$21,349	$9,303	$42,841	21.7%
Benefits:
Life insurance	$10,057	$4,737	$—	$5,320	—
Accident and health insurance	48,720	34,440	6,393	20,673	30.9%
Total policyholder benefits	$58,777	$39,177	$6,393	$25,993	24.6%